Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Services
Assets, Carrying Amount
Fixed-rate loans, Carrying Amount	$ 3,361.7	$ 2,740.1
Liabilities, Carrying Amount
Fixed-rate debt, Carrying Amount	3,277.2	1,958.6
Assets, Fair Value
Fixed-rate loans, Fair Value	3,434.8	2,776.1
Liabilities, Fair Value
Fixed-rate debt, Fair Value	3,350.5	2,021.1
Truck, Parts and Other
Liabilities, Carrying Amount
Fixed-rate debt, Carrying Amount	150.0	150.0
Liabilities, Fair Value
Fixed-rate debt, Fair Value	$ 160.6	$ 167.6